Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2011
Stock Based Compensation Plans (Tables) [Abstract]
Weighted-average assumptions, used to determine the fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense
The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2009, 2010 and 2011 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2009		2010		2011

Weighted-average assumptions
Risk-free interest rate	2.07%		2.08%		1.60%
Expected lives	6.23	years	6.49	years	6.64	years
Expected volatility*	33.35%		33.70%		35.74%
Expected dividends	1.29%		0.99%		0.83%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of the activities regarding the stock acquisition rights plan during the fiscal year
A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2011 is as follows:

	Fiscal year ended March 31, 2011
		Weighted-	Weighted-	Total
	Number of	average	average	Intrinsic
	Shares	exercise price	remaining life	Value
		Yen	Years	Yen in millions

Outstanding at beginning of the fiscal year	15,214,400	3,743
Granted	2,334,600	2,985
Exercised	(65,200)	2,653
Forfeited or expired	(472,400)	3,540

Outstanding at end of the fiscal year	17,011,400	3,458	6.20	523

Exercisable at end of the fiscal year	12,184,000	3,739	5.10	211

Summary of the convertible bond plan

A summary of the activities regarding the convertible bond plan during the fiscal year ended March 31, 2011 is as follows:

	Fiscal year ended March 31, 2011
		Weighted-	Weighted-	Total
	Number of	average	average	Intrinsic
	Shares	exercise price	remaining life	Value
		Yen	Years	Yen in millions

Outstanding at beginning of the fiscal year	1,621,500	9,099
Expired	(1,073,000)	10,208

Outstanding at end of the fiscal year	548,500	6,931	1.00	—

Exercisable at end of the fiscal year	548,500	6,931	1.00	—